Leases - Schedule of Future Minimum Lease Payments Related to Equipment under Finance Lease and Office Lease Obligation (Details) $ in Thousands	Oct. 31, 2025 CAD ($)
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	$ 4,587
Less: imputed interest	(960)
Total present value of minimum lease payments	3,627
Less: Current portion	(421)
Non-current portion	3,206
2025 (remainder)
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	321
2026
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	639
2027
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	632
2028
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	632
2029
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	583
More than 5 years
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	$ 1,780